11. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Details Narrative
Common stock shares issued	290,758,136	279,865,011	210,850,519
Common stock shares outstanding	290,758,136	279,865,011	210,850,519
Stock based compensation	$ 110,228